Cover	Oct. 24, 2023
Cover [Abstract]
Entity Registrant Name	AEMETIS, INC.
Entity Central Index Key	0000738214
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 24, 2023
Entity File Number	001-36475
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1407544
Entity Address Address Line 1	20400 Stevens Creek Blvd
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Cupertino
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95014
City Area Code	408
Local Phone Number	213-0940
Security 12b Title	Common Stock
Trading Symbol	AMTX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false